Deposits and obligations - Summary of time deposits classified by maturity (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	S/ 17,288,629	S/ 12,866,602
Up to 1 month [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	6,131,655	2,797,703
From 1 to 3 months [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	3,890,589	1,973,288
From 3 months to 1 year [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	6,458,103	6,788,680
From 1 to 5 years [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	512,280	1,023,473
Over 5 years [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	S/ 296,002	S/ 283,458